Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of components of income before taxes	Income before taxes

($ millions)	2024	2023	2022
Switzerland	493	359	234
Foreign	763	473	229
Total income before taxes	1,256	832	463

Disclosure of components of current and deferred income taxes
Current and deferred income taxes

($ millions)	2024	2023	2022
Switzerland	(95)	(74)	(17)
Foreign	(239)	(93)	(146)
Current income tax (expense)	(334)	(167)	(163)
Switzerland	25	313	53
Foreign	71	(4)	(18)
Deferred tax income	96	309	35
Total income tax (expense)/income	(238)	142	(128)

Disclosure of reconciliation of tax rate	The main elements contributing to the difference between Alcon's overall applicable tax rate and the effective tax rate are summarized in the below table.

	2024		2023		2022
($ millions unless indicated otherwise)(1)		%		%		%
Applicable tax rate	(256)	20.4%	(168)	20.2%	(104)	22.5%
Effect of disallowed expenditures	(4)	0.3%	(7)	0.8%	(13)	2.8%
Effect of deemed legal entity liquidation	57	(4.5)%	—	—%	—	—%
Effect of equity-based compensation	(2)	0.2%	(3)	0.4%	(13)	2.8%
Effect of tax credits and allowances	18	(1.4)%	12	(1.4)%	11	(2.4)%
Effect of deductibility of a statutory expense in Switzerland(2)	—	—%	568	(68.3)%	23	(5.0)%
Effect of adjustments to contingent consideration and other liabilities	—	—%	2	(0.2)%	3	(0.6)%
Effect of changes in uncertain tax positions(3)	(43)	3.4%	(271)	32.6%	10	(2.2)%
Effect of previously unrecognized tax loss carryforward	12	(1.0)%	11	(1.3)%	—	—%
Effect of 2022 APA on prior years	—	—%	6	(0.7)%	(37)	8.0%
Effect of non-deductible amortization	(9)	0.7%	(8)	1.0%	(7)	1.5%
Effect of other items	(10)	0.8%	(6)	0.7%	2	(0.4)%
Effect of prior year items	(1)	0.1%	6	(0.7)%	(3)	0.6%
Effective tax rate	(238)	18.9%	142	(17.1)%	(128)	27.6%
(1)Percentages may not sum due to rounding.
(2)Includes agreements for fiscal years 2023 and 2022. 2023 also includes a long-term Swiss Tax Agreement; however, it is uncertain whether Alcon will obtain a similar treatment for future years for a portion of the benefit.
(3)Includes the net effect of partial reserves and benefits recognized for the deductibility of statutory expenses in Switzerland. 2024 also includes reserves for the deemed liquidation of a legal entity. 2023 also includes the release of reserves in US and Germany following the conclusion of tax audits and other items.